Credit Quality of Financing Receivables and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2011
Credit Quality of Financing Receivables and the Allowance for Credit Losses
4.	Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)). This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2011, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	—	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	—	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Nine months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	576	889	3,693	1,465	1,645	8,268
Charge-offs	(1,292)	(5,535)	(17,215)	(269)	(5,256)	(29,567)
Recoveries	35	16	1,022	—	31	1,104
Other *2	(26)	(1,300)	(488)	(166)	(437)	(2,417)
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

Individually Evaluated for Impairment	2,850	18,417	47,786	16,668	—	85,721
Not Individually Evaluated for Impairment	13,539	3,079	10,198	1,817	17,184	45,817

Financing receivables:
Ending Balance	¥860,330	¥793,787	¥977,289	¥100,795	¥839,630	¥3,571,831

Individually Evaluated for Impairment	8,930	66,606	174,899	31,522	—	281,957
Not Individually Evaluated for Impairment	851,400	727,181	802,390	69,273	839,630	3,289,874

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Three months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥16,580	¥23,086	¥62,663	¥17,994	¥18,811	¥139,134
Provision charged to income	5	137	(1,781)	568	542	(529)
Charge-offs	(207)	(1,980)	(3,399)	(112)	(2,262)	(7,960)
Recoveries	5	—	373	—	17	395
Other *2	6	253	128	35	76	498
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes mainly foreign currency translation adjustments.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥—
Consumer borrowers	Housing loans	2,259	2,259	—
	Other	—	—	—
Corporate borrowers		66,023	65,924	—
Non-recourse loans	Japan	9,465	9,443	—
	U.S.	4,579	4,579	—
Other	Real estate companies	14,532	14,516	—
	Entertainment companies	17,080	17,031	—
	Other	20,367	20,355	—
Purchased loans		—	—	—
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	—	—	—
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	—	—	—

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	December 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥80,416	¥79,925	¥—
Consumer borrowers	Housing loans	1,872	1,853	—
	Other	—	—	—
Corporate borrowers		78,544	78,072	—
Non-recourse loans	Japan	19,036	19,023	—
	U.S.	4,337	4,337	—
Other	Real estate companies	15,362	15,326	—
	Entertainment companies	12,504	12,326	—
	Other	27,305	27,060	—
Purchased loans		—	—	—

With an allowance recorded *2:		201,541	200,399	85,721
Consumer borrowers	Housing loans	7,058	7,045	2,850
	Other	—	—	—
Corporate borrowers		162,961	161,832	66,203
Non-recourse loans	Japan	12,510	12,490	4,636
	U.S.	30,723	30,615	13,781
Other	Real estate companies	65,127	64,660	25,910
	Entertainment companies	11,060	10,838	3,261
	Other	43,541	43,229	18,615
Purchased loans		31,522	31,522	16,668

Total:		¥281,957	¥280,324	¥85,721

Consumer borrowers	Housing loans	8,930	8,898	2,850

	Other	—	—	—

Corporate borrowers		241,505	239,904	66,203

Non-recourse loans	Japan	31,546	31,513	4,636

	U.S.	35,060	34,952	13,781

Other	Real estate companies	80,489	79,986	25,910

	Entertainment companies	23,564	23,164	3,261

	Other	70,846	70,289	18,615

Purchased loans		31,522	31,522	16,668

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans and other, are impaired when terms of these loans are modified in troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of new accounting standards in the fiscal year ended March 31, 2011 relating to the consolidation of VIEs (see Note 7 “Variable Interest Entities”). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for the fiscal year ended March 31, 2011 were ¥368,539 million. The Company and its subsidiaries recognized interest income on impaired loans of ¥4,225 million, and collected in cash interest on impaired loans of ¥3,592 million for the fiscal year ended March 31, 2011.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	Nine months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,911	¥147	¥140
	Other	—	—	—
Corporate borrowers		253,395	3,931	3,254
Non-recourse loans	Japan	26,490	471	458
	U.S.	42,047	653	539
Other	Real estate companies	86,650	1,106	898
	Entertainment companies	26,805	630	542
	Other	71,403	1,071	817
Purchased loans		33,853	—	—

Total		¥296,159	¥4,078	¥3,394

	Three months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥9,268	¥62	¥59
	Other	—	—	—
Corporate borrowers		247,534	1,127	1,025
Non-recourse loans	Japan	32,007	111	111
	U.S.	36,092	157	156
Other	Real estate companies	81,688	427	392
	Entertainment companies	24,592	171	171
	Other	73,155	261	195
Purchased loans		31,743	—	—

Total		¥288,545	¥1,189	¥1,084

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	—	65	65	14,941
Corporate borrowers		1,750,658	267,034	—	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	—	21,418	303,640
	U.S.	597,322	51,611	—	51,611	648,933
Other	Real estate companies	292,607	93,607	—	93,607	386,214
	Entertainment companies	115,876	29,597	—	29,597	145,473
	Other	462,631	70,801	—	70,801	533,432
Purchased loans		74,650	36,685	—	36,685	111,335
Direct financing leases	Japan	624,919	—	17,908	17,908	642,827
	Overseas	183,147	—	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	December 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥827,902	¥8,930	¥8,740	¥17,670	¥845,572
	Other	14,728	—	30	30	14,758
Corporate borrowers		1,529,571	241,505	—	241,505	1,771,076
Non-recourse loans	Japan	226,504	31,546	—	31,546	258,050
	U.S.	500,677	35,060	—	35,060	535,737
Other	Real estate companies	254,363	80,489	—	80,489	334,852
	Entertainment companies	113,920	23,564	—	23,564	137,484
	Other	434,107	70,846	—	70,846	504,953
Purchased loans		69,273	31,522	—	31,522	100,795
Direct financing leases	Japan	618,516	—	17,215	17,215	635,731
	Overseas	200,994	—	2,905	2,905	203,899

Total		¥3,260,984	¥281,957	¥28,890	¥310,847	¥3,571,831

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	—	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	December 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥3,352	¥13,195	¥16,547	¥845,572	¥13,195
	Other	8	30	38	14,758	30
Corporate borrowers		99,586	115,651	215,237	1,771,076	115,651
Non-recourse loans	Japan	3,897	22,179	26,076	258,050	22,179
	U.S.	82,731	7,904	90,635	535,737	7,904
Other	Real estate companies	7,967	44,816	52,783	334,852	44,816
	Entertainment companies	3	4,449	4,452	137,484	4,449
	Other	4,988	36,303	41,291	504,953	36,303
Direct financing leases	Japan	4,141	17,215	21,356	635,731	17,215
	Overseas	3,485	2,905	6,390	203,899	2,905

Total		¥110,572	¥148,996	¥259,568	¥3,471,036	¥148,996

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.

Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified in troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The information about troubled debt restructurings of financing receivables that occurred during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,468	¥1,359
Corporate borrowers		19,929	19,064
Non-recourse loans	Japan	943	943
	U.S.	5,171	5,035
Other	Real estate companies	4,601	4,395
	Other	9,214	8,691

Total		¥21,397	¥20,423

	Three months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥176	¥112
Corporate borrowers		3,152	2,874
Non-recourse loans	U.S.	922	920
Other	Real estate companies	1,139	1,050
	Other	1,091	904

Total		¥3,328	¥2,986

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms. The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		1,254
Other	Real estate companies	60
	Other	1,194

Total		¥1,287

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		10
Other	Other	10

Total		¥43

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.